Assets held for sale	12 Months Ended
Dec. 31, 2022
Assets held for sale
Assets held for sale

18 Assets held for sale

Assets held for sale amount to $150m (2021: $368m; 2020: $nil). Current year assets comprise Property, plant and equipment assets relating to the West Chester site in Ohio, US. AstraZeneca signed a contract on 29 November 2022 to sell the site to National Resilience, Inc. subject to anti-trust clearance. The transaction closed on 30 January 2023.

In 2021, Assets held for sale comprised Intangible assets relating to the rights to certain respiratory assets acquired from Almirall and Actavis (including Tudorza and Duaklir). The transaction closed on 4 January 2022.